Related Party Transactions - Due to Related Parties (Details) - USD ($) $ in Thousands			1 Months Ended		9 Months Ended		12 Months Ended
	Oct. 17, 2016	Oct. 03, 2016	Oct. 31, 2016	Jul. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Notes
Payments to extinguish debt					$ 430,000
Units issued					121,370	$ 223,350	$ 254,986	$ 403,038
Redemption price, including premium					8,429
Second Lien Notes
Notes
Debt outstanding				$ 430,000			430,000	430,000
Payments to extinguish debt				430,000
Senior Notes
Notes
Debt outstanding					550,000
Series B Preferred Units
Notes
Units issued		$ 185,300
Limited Liability Member and Lender | Series A Preferred Units
Notes
Units issued		75,000
Redemption price, including premium	$ 90,000
Redemption premium	$ 15,000
Limited Liability Member and Lender | Related Party Debt Transaction | Second Lien Notes
Notes
Debt outstanding				311,700			311,700
Payments to extinguish debt				$ 314,800
Limited Liability Member and Lender | Related Party Debt Transaction | Senior Notes
Notes
Debt outstanding					$ 168,500
PRL | General and administrative expenses
Due to Related Party
Due to Related Party							$ 0	$ 200
Holdings' Members | Series B Preferred Units
Notes
Units issued		$ 135,300	$ 185,300
Holdings' Members | Series B Preferred Units | Series A Preferred Stock
Notes
Units issued			$ 185,300